Geographic Information And Major Customers (Long Lived Assets by Geographical Areas) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 14,215,000	$ 14,321,000
Domestic (Israel) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	4,531,000	4,486,000
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	4,371,000	4,469,000
Poland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	3,407,000	3,411,000
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	347,000	391,000
Other Geographical Area [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 1,559,000	$ 1,564,000